Victory Global Equity Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.56%	9.23%
MSCI World High Dividend Yield Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.95%	5.37%	6.72%
Lipper Global Equity Income Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.96%	6.39%	6.68%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.80%	8.48%	7.58% [1]
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.96%	6.20%	5.84%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	6.47%	5.82%

[1]	Fund's inception date is August 7, 2015.